Leases - Schedule of Lease Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lessee, Lease, Description [Line Items]
Operating lease expenses	$ 9,867,091	$ 8,077,834	$ 3,515,026
Lease Expense for Office Leases
Lessee, Lease, Description [Line Items]
Operating lease expenses	390,632	289,442	182,606
Lease Expense for Vessel Leases
Lessee, Lease, Description [Line Items]
Operating lease expenses	$ 9,476,459	$ 7,788,392	$ 3,332,420